STATEMENTS OF CASH FLOWS	9 Months Ended
Dec. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (229,230)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash held in Trust Account	(4,006)
Changes in operating assets and liabilities:
Prepaid expenses	(422,618)
Accounts payable and accrued liabilities	153,397
Due to related party	21,935
Net cash used in operating activities	(480,522)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(234,600,000)
Net cash provided by investing activities	(234,600,000)
Cash flows from financing activities:
Proceeds from initial public offering, net of costs	226,000,000
Proceeds from private placement	10,600,000
Payment of deferred offering costs	(539,844)
Net cash provided by financing activities	236,060,156
Net Change in Cash	979,634
Cash at the end of the period	979,634
Non-cash investing and financing activities:
Initial classification of Class A ordinary shares subject to possible redemption	234,600,000
Offering costs paid by Sponsor from proceeds from issuance of Class B ordinary shares	25,000
Deferred underwriting commissions payable charged to additional paid in capital	12,100,000
Remeasurement of ordinary share subject to possible redemption	$ 28,178,166